Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Debt [Line Items]
DEBT

5.      DEBT

Debt as of September 30, 2021 and December 31, 2020 consisted of the following:

	(in thousands)
	September 30, 2021	December 31, 2020
2021 Cox Convertible Promissory Note	$10,000	$—
2021 Convertible Promissory Notes	675	—
2020 Secured Convertible Promissory Note	55,000	30,000
2020 Convertible Promissory Notes	2,525	2,525
2020 PPP Loan	1,123	1,123
Related Party Loans	—	496
Other Loans	37	—
Total Principal Amount Outstanding	69,360	34,144
Less: Short-Term Debt	(3,148)	(2,910)
Less: Unamortized Debt Issuance Costs	(404)	(251)
Long-Term Debt, Net	$65,808	$30,983

2021 Cox Convertible Promissory Notes

In August 2021, the Company entered into an agreement with Cox Investment Holdings, Inc. (“Cox”) to which the Company sold convertible promissory notes totaling $10.0 million. The maturity date is the earliest of (a) December 15, 2023, (b) the consummation of an initial public offering, (c) the merger of the Company with another entity, (d) a transaction pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party, (e) a sale of all or substantially all of the assets of the Company, or (f) the consummation of a private round of equity financing resulting in aggregate gross proceeds to the Company of at least $15.0 million (“Cox Qualified Financing”). In addition, Cox has the right to purchase additional convertible promissory notes from the Company in the aggregate principal amount of $5.0 million, which right will expire two business days after Cox receives an audit report from the Company. Cox exercised this right and purchased an additional $5.0 million in Cox Convertible Promissory Notes subsequent to September 30, 2021. Refer to Note 13, Subsequent Events.

The convertible promissory notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock most recently sold in a Cox Qualified Financing consummated prior to such time. The conversion price is equal to the lesser of (a) the imputed pre-money enterprise value of the Company with respect to the Cox Qualified Financing most recently consummated prior to the time of determination, and (b) $250.0 million minus the then outstanding debt of the company in excess of $25.0 million, divided by the total number of shares of capital stock of the Company then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding (a) shares of capital stock of the Company issuable upon the conversion of the Note, and (b) shares of capital stock issuable upon conversion of other convertible notes or indebtedness then outstanding.

The 2021 Cox Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 10.00% per annum and are secured against substantially all assets of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

2021 Convertible Promissory Note

In June and August 2021, the Company entered into Convertible Promissory Note agreements with accredited investors pursuant to which the Company sold Promissory Notes totaling $0.7 million. For each note issued, the maturity date is the second anniversary of the date of the Purchase Agreement. The conversion price is equal to 90% of the price per share sold in a Preferred Stock Financing, provided the price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million on that date.

The 2021 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

The 2021 Convertible Promissory Notes are recorded as long-term debt.

2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note

In December 2020, the Company entered into a Secured Convertible Note Purchase Agreement as amended on February 22, 2021, April 23, 2021, and August 16, 2021 (together, the “Purchase Agreement”) with CPH Phase II SPV L.P. and CPH Phase III SVP L.P., accredited investors, (collectively referred to as “CPH Noteholders”) pursuant to which the Company agreed to sell Secured Convertible Promissory Notes (the “CPH Notes”), for a total of up to $91.7 million, to the investors. The Company issued Secured Convertible Promissory Notes to the investors for a total of $55.0 million. The purchasers have the right, but not the obligation, to purchase additional Notes from the Company for up to $36.7 million expiring in June 2022 (“CPH Right”).

For each note issued under the Purchase Agreement, the maturity date is the earlier of December 15, 2023 of either (i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of the Company with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.

The Company may prepay the Notes in whole or in part at any time without penalty, provided the investor has the right to utilize the proceeds to purchase the Conversion Shares at the conversion price prior to the maturity date. The Notes bear interest at 10.00% per annum and are secured against substantially all assets of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

The 2020 Secured Convertible Promissory Note is recorded as long-term debt, net of discount and issuance costs, which are amortized to interest expense over the respective terms of these borrowings.

2020 Convertible Promissory Notes

In March — June 2020, the Company entered into Convertible Promissory Note agreements with accredited investors pursuant to which the Company sold Promissory Notes totaling $2.5 million. For most of the notes issued, the maturity date is the earlier of December 31, 2021 or the closing of a private round of preferred stock financing with immediately available proceeds of at least $1.0 million (a “Preferred Stock Financing”), with one note of $0.5 million with a maturity date as the earlier of April 21, 2023 or the or the closing of a private round of preferred stock financing with immediately available proceeds of at least $1.0 million. The conversion price is equal to 90% of the price per share sold in a Preferred Stock Financing, provided the price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million on that date.

The 2020 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

The 2020 Convertible Promissory Notes are recorded as short-term debt.

2020 Paycheck Protection Program Loan (“PPP Loan”)

In May 2020, the Company entered into a Promissory Note dated May 4, 2020 (the “PPP Note”) with Harvest Small Business Finance, LLC (“Harvest”), pursuant to which Harvest agreed to make a loan to the Company under the Paycheck Protection Program offered by the U.S. Small Business Administration in a principal amount of $1.1 million pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent, utilities, and interest on certain other outstanding debt. Under the terms of the PPP Note, the Company may be eligible for full or partial loan forgiveness; however, no assurance is provided that the Company will apply for, or obtain forgiveness for, any portion of the SBA Loan.

We will be required to make principal and interest payments in monthly installments, beginning ten months after the last day of the covered period, on the balance that is not forgiven. We may apply for forgiveness until the maturity date of the loan, which is two years from initial disbursement. We continue to contemplate applying for forgiveness under the terms of the loan. The loan matures in two years and bears interest at a rate of 1.00% per annum.

The PPP Loan is recorded as short-term debt.

Fair Value of Debt

The Company’s debt is not measured at fair value on a recurring basis. The Company estimates the fair value of all debt instruments using commonly accepted valuation methodologies and inputs that are not directly observable. As such, all debt instruments are categorized as Level 3. The amount of the fair value is materially the same as carrying value, primarily due to near term maturity dates or recent issuance dates.

7.      DEBT

Debt as of December 31, 2020 and 2019 consisted of the following:

	(in thousands)
	December 31, 2020	December 31, 2019
2020 Secured Convertible Promissory Note	$30,000	$—
2020 Convertible Promissory Notes	2,525	—
2020 PPP Loan	1,123	—
2019 Term Loan	—	23,289
Related Party Loans	496	1,022
Other Loans	—	119
Total Principal Amount Outstanding	34,144	24,430
Less: Short-Term Debt	(2,910)	—
Less: Unamortized Debt Issuance Costs	(251)	(1,393)
Net Long Term Debt	$30,983	$23,037

As of December 31, 2020, long-term debt maturities for the next five years and thereafter are as follows (in thousands):

Year ending December 31,	(in thousands)
2021	$2,910
2022	1,123
2023	30,000
2024	—
2025	—
Thereafter	111
$34,144

2020 Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note

In December 2020, the Company entered into a Secured Convertible Note Purchase Agreement (the “Purchase Agreement”) with CPH Phase II SPV L.P., an accredited investor, pursuant to which the Company agreed to sell Secured Convertible Promissory Notes (the “Notes”), for a total of up to $66.7 million, to the investor. At closing, the Company issued a Secured Convertible Promissory Note to the investor for a total of $30.0 million. The purchaser has the right, but not the obligation, to purchase additional Notes from the Company in the following tranches:

•        Up to $10.0 million within 45 days following closing of the Purchase Agreement.

•        Up to $20.0 million within one year following closing of the Purchase Agreement.

•        Up to $6.7 million within 18 months following closing of the Purchase Agreement.

The purchaser’s right to purchase up to $6.7 million of additional Notes within 18 months is only available in the event the option to purchase $10.0 million of additional Notes is exercised within 45 days of the closing of the Purchase Agreement. Refer to Note 16, Subsequent Events, below.

For each note issued under the Purchase Agreement, the maturity date is the earlier of three years after the issuance date or the date of consummation of either (i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of the Company’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of the Company (a “Liquidity Event”). The Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of the Company with respect to the Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of the Company issuable to the investor upon conversion of the Notes. The conversion price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million at the time of conversion.

The Company may prepay the Notes in whole or in part at any time without penalty, provided the investor has the right to utilize the proceeds to purchase the Conversion Shares at the conversion price prior to the maturity date. The Notes bear interest at 10.00% per annum and are secured against substantially all assets of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

The 2020 Secured Convertible Promissory Note is recorded as long-term debt, net of discount and issuance costs, which are amortized to interest expense over the respective terms of these borrowings.

2020 Convertible Promissory Notes

In March — June 2020, the Company entered into Convertible Promissory Note agreements with accredited investors pursuant to which the Company sold Promissory Notes totaling $2.5 million. For each note issued, the maturity date is the earlier of December 31, 2021 or the closing of a private round of preferred stock financing with immediately available proceeds of at least $1.0 million (a “Preferred Stock Financing”). The conversion price is equal to 90% of the price per share sold in a Preferred Stock Financing, provided the price is subject to adjustment in the event the Company’s enterprise value is greater than $250.0 million on that date.

The Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

The 2020 Convertible Promissory Notes are recorded as short-term debt.

2020 Paycheck Protection Program Loan (“PPP Loan”)

In May 2020, the Company entered into a Promissory Note dated May 4, 2020 (the “PPP Note”) with Harvest Small Business Finance, LLC (“Harvest”), pursuant to which Harvest agreed to make a loan to the Company under the Paycheck Protection Program offered by the U.S. Small Business Administration in a principal amount of $1.1 million pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves, rent, utilities, and interest on certain other outstanding debt. Under the terms of the SBA Loan, the Company may be eligible for full or partial loan forgiveness; however, no assurance is provided that the Company will apply for, or obtain forgiveness for, any portion of the SBA Loan.

We will be required to make principal and interest payments in monthly installments, beginning ten months after the last day of the covered period, on the balance that is not forgiven. We may apply for forgiveness until the maturity date of the loan, which is two years from initial disbursement. We continue to contemplate applying for forgiveness under the terms of the loan. The loan matures in two years and bears interest at a rate of 1.00% per annum.

The PPP Loan is recorded as long-term debt.

2019 Term Loan Facility (“Term Loan”)

In October 2019, the Company entered into a Term Loan agreement with Bridging Financing Inc. (“Bridging”), pursuant to which Bridging agreed to make a loan to the Company in the amount of 30.0 million Canadian dollars (the “Loan”). The Loan matured on the earlier of (i) 24 months following the closing date or (ii) a date one day prior to the maturity of any of convertible notes outstanding. Interest on the Loan accrued at a rate equal to the Bank of Nova Scotia Prime plus 4.05%, per annum.

The Loan may be prepaid, however the payment is subject to a penalty rate equal to the daily interest rate (on the date of the prepayment) times the number of days between the date of the prepayment and October 28, 2020. The Term Loan was convertible into shares of common stock at the discretion of Bridging, at a price equal to

$220.0 million divided by the total number of shares outstanding on a fully-diluted basis. The loan is subject to a financial covenant, whereby, as of the last day of the fiscal quarter, we were required to maintain a minimum balance of cash in a deposit account, for the immediately prior 12 calendar months. We were not in compliance with this covenant for certain periods of 2020 and 2019; however, noncompliance did not result in any event of default or financial penalty with the lender. The Term Loan was fully paid in 2020 upon issuance and sale of the 2020 Secured Convertible Promissory Note. The Company issued $0.1 million in common stock to Bridging to pay down the interest. Refer to Note 8 below. As a result, we wrote off the related unamortized discount and issuance costs, which were included in interest expense.

2019 Convertible Promissory Notes

From 2018 to 2019, the Company entered into Convertible Promissory Note agreements (“2019 Convertible Notes”) with accredited investors pursuant to which the Company sold promissory notes totaling $22.0 million. For each note issued, the maturity date is the earlier of December 31, 2020 or the closing of a private round of preferred stock financing with immediately available proceeds of at least $5.0 million ( “the 2019 Preferred Stock Financing”). The conversion price is the lower of (i) 90% of the price per share sold in the 2019 Preferred Stock Financing or (ii) the price per share capped at a valuation of $140.0 million including in the event that the Company’s enterprise value is greater than $140.0 million on the date of the 2019 Preferred Stock Financing.

The 2019 Convertible Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any Senior Indebtedness of the Company.

The Company evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.

In December 2019, the 2019 Convertible Notes were converted into 2,512,069 shares of Preferred Series A stock in conjunction with the 2019 Preferred Stock Financing. The Company determined the commitment date to be the date of the conversion (“Conversion Date”) as the amount of Preferred A shares to be converted to is not firm until the conversion happens. The Company determined that at the 2019 Convertible Notes’ commitment date, this conversion feature was beneficial to the investors and, as such, calculated and recorded a beneficial conversion feature (“BCF”). The intrinsic value of the BCF, which was calculated utilizing the fair value of the underlying Preferred A shares at commitment date and the effective conversion price, was $4.0 million and was recorded as a charge to interest expense at the Conversion Date in the consolidated statement of operations for the year ended December 31, 2019. Refer to Note 8 below.

In conjunction with the 2019 Convertible Promissory Notes, the Company had honored certain convertible debt with Wanderset, Inc. (“Wanderset”) and recognized approximately $1.7 million of expense for the year ended December 31, 2019, reflected in general and administrative expense within the consolidated statement of operations. Refer to Note 14 below.

Fair Value of Debt

The Company’s debt is not measured at fair value on a recurring basis. The Company estimates the fair value of all debt instruments using commonly accepted valuation methodologies and inputs that are not directly observable. As such, all debt instruments are categorized as Level 3. The amount of the fair value is materially the same as carrying value, primarily due to near term maturity dates or recent issuance dates.